CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Ordinary shares [member]	Warrants [Member]	Share options and RSU [Member]	Contributed surplus [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2017	$ 202,389	$ 2,092	$ 6,660	$ 15,743	$ (113,297)	$ (1,131)	$ 112,456
Balance (in shares) at Dec. 31, 2017	101,280,850
Statement of equity [Line Items]
Net loss	$ 0	0	0	0	(8,501)	0	(8,501)
Other comprehensive income (loss)	0	0	0	0	0	(585)	(585)
Share-based compensation expense recognized	0	0	2,947	0	0	0	2,947
Flow-through shares equity offering, net of issuance costs	$ 6,701						6,701
Flow-through shares equity offering, net of issuance costs (in shares)	4,703,000
Credit Facility fee - warrants	$ 0	938	0	0	0	0	938
Acquistion of Contango Strategies	$ 416						416
Acquistion of Contango Strategies (in shares)	237,999,000
Exercise of share options	$ 2,563	(536)					2,027
Exercise of share options (in shares)	1,167,351
Exercise of warrants	$ 14						14
Exercise of warrants (in shares)	10,000
Shares issued on Option Agreement	$ 323		(106)				217
Shares issued on Option Agreement (in shares)	281,666
Share options forfeited or expired			(3,163)	3,163
Release of RSU settlement shares	$ 497		(497)
Release of RSU settlement shares (in shares)	318,036
Balance at Dec. 31, 2018	$ 212,903	2,494	5,841	18,906	(121,798)	(1,716)	116,630
Balance (in shares) at Dec. 31, 2018	107,998,902
Statement of equity [Line Items]
Net loss	$ 0	0	0	0	(8,915)	0	(8,915)
Other comprehensive income (loss)						434	434
Share-based compensation expense recognized			4,470				4,470
Credit Facility fee	$ 211						211
Credit Facility fee (in shares)	171,480
Flow-through shares equity offering, net of issuance costs	$ 10,283	105					10,388
Flow-through shares equity offering, net of issuance costs (in shares)	8,342,200
Exercise of share options	$ 1,149		(384)				765
Exercise of share options (in shares)	852,500
Exercise of warrants	$ 3,726	(1,039)					$ 2,687
Exercise of warrants (in shares)	1,315,266						1,315,266
Share options forfeited or expired			(442)	442
Release of RSU settlement shares	$ 840		(840)
Release of RSU settlement shares (in shares)	470,319
Balance at Dec. 31, 2019	$ 229,112	$ 1,560	$ 8,645	$ 19,348	$ (130,713)	$ (1,282)	$ 126,670
Balance (in shares) at Dec. 31, 2019	119,150,667